TETON WESTWOOD EQUITY FUND
TETON WESTWOOD EQUITY FUND (the “Equity Fund”)
Investment Objectives
The Equity Fund seeks to provide capital appreciation.
The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses of the Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD EQUITY FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD EQUITY FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.50%	1.00%	none
Other Expenses	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.59%	1.84%	2.34%	1.34%

Expense Example
This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TETON WESTWOOD EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	162	502	866	1,889
Class A Shares	579	955	1,356	2,472
Class C Shares	337	730	1,250	2,676
Class I Shares	136	425	734	1,613

You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Expense Example, No Redemption - TETON WESTWOOD EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	162	502	866	1,889
Class A Shares	579	955	1,356	2,472
Class C Shares	237	730	1,250	2,676
Class I Shares	136	425	734	1,613

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund's sub-adviser (the "Sub-Adviser"), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser's forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stock declines 15% in the first forty-five days held. The Equity Fund's risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor's 500 Index (the "S&P 500 Index"), the Equity Fund's benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts ("EDRs") or American Depositary Receipts ("ADRs"), including in those companies located in emerging markets. The Equity Fund may also invest in foreign debt securities.
Principal Risks
You may want to invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek a fund with a growth orientation as part of your overall investment plan
The Equity Fund's share price will fluctuate with changes in the market value of the Equity Fund's portfolio securities. Your investment in the Equity Fund is not guaranteed; you may lose money by investing in the Equity Fund. When you sell Equity Fund shares, they may be worth more or less than what you paid for them.

Investing in the Equity Fund involves the following risks:
  Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Equity Fund's securities goes down, your investment in the Equity Fund decreases in value.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Equity Fund holds, then the value of the Equity Fund's shares could go down.

Performance
The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
* Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus. Class AAA shares are being shown as they are the oldest class.
During the calendar years shown in the bar chart, the highest return for a quarter was 13.14% (quarter ended December 31, 2011) and the lowest return for a quarter was (20.64)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2015, with maximum sales charge, if applicable)
Average Annual Total Returns - TETON WESTWOOD EQUITY FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	(0.67%)	10.22%	6.18%
Class AAA Shares | Return After Taxes on Distributions	(2.46%)	9.24%	5.15%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.15%	8.14%	5.02%
Class A Shares	(4.89%)	9.07%	5.50%
Class C Shares	(2.40%)	9.37%	5.39%
Class I Shares	(0.42%)	10.46%	6.39%	Jan. 11, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

The returns shown for Class I shares prior to its actual inception date are those of the Class A shares of the Equity Fund. All classes of the Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).